Tax assets and liabilities (Details 6) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Temporary differences	R$ 33,086,551
Tax loss carry forwards	5,521,037
Social contribution taxes 18%
Total	38,607,588
Temporary differences	3,642,000
Total	3,642,000
Expected Realization Of Deferred Tax Assets 2023 [Member]
IfrsStatementLineItems [Line Items]
Temporary differences	11,738,573
Tax loss carry forwards	94,081
Social contribution taxes 18%
Total	11,832,654
Temporary differences	674,661
Total	674,661
Expected Realization Of Deferred Tax Assets 2024 [Member]
IfrsStatementLineItems [Line Items]
Temporary differences	9,210,122
Tax loss carry forwards	110,376
Social contribution taxes 18%
Total	9,320,498
Temporary differences	691,457
Total	691,457
Expected Realization Of Deferred Tax Assets 2025 [Member]
IfrsStatementLineItems [Line Items]
Temporary differences	9,001,904
Tax loss carry forwards	850,688
Social contribution taxes 18%
Total	9,852,592
Temporary differences	506,886
Total	506,886
Expected Realization Of Deferred Tax Assets 2026 [Member]
IfrsStatementLineItems [Line Items]
Temporary differences	1,577,206
Tax loss carry forwards	5,097
Social contribution taxes 18%
Total	1,582,303
Temporary differences	853,414
Total	853,414
Expected Realization Of Deferred Tax Assets 2027 [Member]
IfrsStatementLineItems [Line Items]
Temporary differences	986,375
Tax loss carry forwards	4,029
Social contribution taxes 18%
Total	990,404
Temporary differences	853,414
Total	853,414
Expected Realization Of Deferred Tax Assets 2028 To 2033 [Member]
IfrsStatementLineItems [Line Items]
Temporary differences	572,371
Tax loss carry forwards	4,456,766
Social contribution taxes 18%
Total	5,029,137
Temporary differences	62,168
Total	R$ 62,168